Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Inventory Disclosure [Line Items]
Inventory	$ 4,762	$ 8,227
Inventories included in cost of sales	9,117	31,113
Gross carrying amount
Schedule Of Inventory Disclosure [Line Items]
Finished goods	3,030	4,310
Components and parts	2,065	5,263
Inventory	5,095	9,573
Provision for obsolescence
Schedule Of Inventory Disclosure [Line Items]
Inventory	$ (333)	$ (1,346)